Other employee benefits (Schedule of detailed information about employee future benefit expense) (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Employee Benefits [Line Items]
Current service cost	$ 2,815	$ 2,855
Net interest cost	4,456	3,940
Components recognized in consolidated income statements	$ 7,271	$ 6,795